The Prudential Insurance Company of America          Thomas C. Castano
                                                     Assistant General Counsel
                                                     Law Department


                                     The Prudential Insurance Company of America
                                     213 Washington Street
                                     Newark, NJ 07102-2992
                                     (973) 802-4708 fax: (973) 802-9560


                                                     May 5, 2001

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

                           Re: Prudential Variable Appreciable Account (Registration No. 33-61079)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, the Registrant hereby certifies: (i) that its Prospectus that would have been filed pursuant to Rule 497(b) would not have differed from the Prospectus contained in Post-Effective Amendment No. 6 and (ii) that the text of Post-Effective Amendment No. 6 was filed electronically on April 26, 2001 (Accession No. 0000891554-01-502268).



                        By:        /s/
                                 -------------------------------
                                     Thomas C. Castano
                                     Assistant General Counsel
                                     The Prudential Insurance Company of America



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